Other Payables and Accrued Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Security deposits returned	$ 314,000
Revenue deposit	$ 119,000
Accrued bonuses payable		$ 39,533	$ 40,203